Restructuring	9 Months Ended
Sep. 30, 2022
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the nine months ended September 30, 2022, a restructuring charge of $32.9 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve employee utilization and an office consolidation program to optimize the Company's office footprint.

	Nine Months Ended
	September 30, 2022	September 30, 2021
	(in thousands)
Restructuring charges	$32,890	$6,162
Net charge	$32,890	$6,162

At September 30, 2022, a total liability of $11.3 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $4.0 million of facilities related liabilities of which $1.7 million is included within other liabilities and $2.3 million is included within non-current other liabilities. The remaining provision of $7.3 million relates to workforce reduction and is included within other liabilities.

	Nine Months Ended	Year ended
	September 30, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,676
Additional provisions	5,066	11,272
Utilization	(4,087)	(5,637)
Ending provision	$11,290	$10,311